Long-Term Investments	12 Months Ended
Dec. 31, 2019
Investments, Debt and Equity Securities [Abstract]
Long-Term Investments
7. LONG-TERM INVESTMENTS
As of December 31, 2018 and 2019, the Company held equity investments in several privately-held companies with the carrying value as follows:

	Percentage of Ownership		D ecember 3 1
	2018	2019	2018	2019
			US$	US$
Cost less impairment method:
Cashido Corp. (Cashido)	1.8%	0.6%	—	—
Vastview Technology, Corp. (Vastview)	2.9%	2.9%	—	—
Deep Vision, Inc (Deep Vision)	14.8%	14.8%	3,000	3,000
Equity method:
ProGrade Digital, Inc. (ProGrade)	49.0%	—	1,242	—

			4,242	3,000

In July 2001, the Company invested in the common stock of Cashido. At the time of investment, Cashido manufactured flash memory storage devices. Cashido currently focuses on the manufacture of computer accessories and ozone
-
based sterilization devices. In 2017, the Company recognized impairment charges of US$91 thousand in its investment in Cashido.
In December 2006 and February 2007, the Company invested US$3,360 thousand in the common stock of Vastview. Vastview is a fabless semiconductor company that develops and markets driver ICs and other ICs for the
TFT-LCD
industry. In 2009 and 2013, the Company received US$808 thousand and US$46 thousand from capital reductions at Vastview.
From 2008 to 2010, due to the declining financial performance of Vastview, the Company recognized impairment charges of

US$2,462
thousand in its investment, and an additional charge of

US$29 thousand in 2017.
In May 2018, the Company invested US$1,715
thousand in the preferred stock of ProGrade which is accounted for under the equity method.

ProGrade is a supplier of professional-grade memory cards. In May 2019, the Company sold US$1,715 thousand in the preferred stock of ProGrade and recognized
a
gain from disposal
of
US$473 thousand.
In June 2018, the Company invested US$3,000
thousand in the preferred stock of Deep Vision which is accounted for under the cost method. Deep Vision is a developer of low-power deep
-
learning processors.